Deposits - Summary of Noninterest Bearing and Interest Bearing Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
Non-interest bearing	$ 1,137,290	$ 995,733
Interest bearing	3,578,742	3,469,381
Total deposits	$ 4,716,032	$ 4,465,114	$ 5,095,420